Income taxes	12 Months Ended
Mar. 31, 2016
Income taxes

21. Income taxes

Income tax expense is comprised of the following:

	Years ended March 31,
	2014		2015		2016		2016
	(In millions)
Current income tax expense	Rs.	44,324.2	Rs.	54,954.4	Rs.	68,947.3	US$	1,040.7
Deferred income tax (benefit) expense*		(1,994.6)		(352.1)		(1,410.4)		(21.3)
Interest on income tax refund		(25.4)		(82.4)		—		—

Income tax expense	Rs.	42,304.2	Rs.	54,519.9	Rs.	67,536.9	US$	1,019.4

*	Includes deferred income tax benefits on the amortization of intangible assets of Rs. 495.6 million, Rs. 74.4 million and Rs. 2.4 million for fiscals March 31, 2014, March 31, 2015 and March 31, 2016, respectively.

Pretax income and income tax expense are substantially all from India

The following is the reconciliation of estimated income taxes at the Indian statutory income tax rate to income tax expense as reported:

	Years ended March 31,
	2014		2015		2016		2016
	(In millions)
Income before income tax expense	Rs.	121,750.4	Rs.	154,024.6	Rs.	185,586.8	US$	2,801.3
Statutory income tax rate		33.99%		33.99%		34.61%		34.61%
Expected income tax expense		41,383.0		52,353.0		64,227.9		969.5
Adjustments to reconcile expected income tax to actual tax expense
Interest on income tax refund, net of tax effect		(16.8)		(54.4)		—		—
Nondeductible stock-based compensation		1,867.9		3,106.3		4,358.5		65.8
Income exempt from taxes		(450.9)		(1,026.6)		(1,140.5)		(17.2)
Effect of change in statutory tax rate		(606.6)		—		(274.3)		(4.1)
Other, net		127.6		141.6		365.3		5.4

Income tax expense	Rs.	42,304.2	Rs.	54,519.9	Rs.	67,536.9	US$	1,019.4

The tax effects of significant temporary differences are as follows:

	As of March 31,
	2015		2016		2016
	(In millions)
Tax effect of:
Deductible temporary differences:
Allowance for loan losses	Rs.	12,576.7	Rs.	14,396.4	US$	217.3
Investments, others		4.6		—		—
Derivatives		820.9		497.2		7.5
Employee benefits		1,225.8		1,579.6		23.8
Others		3,212.8		3,146.1		47.6

Deferred tax asset		17,840.8		19,619.3		296.2

Taxable temporary differences:
Property and equipment		891.3		935.2		14.1
Loan origination cost		1,944.9		2,291.2		34.6
Investments, others		—		117.3		1.8
Unrealized gain on securities available for sale		5,209.8		5,583.4		84.3
Intangible assets		4.1		1.7		—

Deferred tax liability		8,050.1		8,928.8		134.8

Net deferred tax asset (liability)	Rs.	9,790.7	Rs.	10,690.5	US$	161.4

Management believes that the realization of the recognized deferred tax assets is more likely than not based on expectations as to future pretax income. The total unrecognized tax benefit as on March 31, 2015 and March 31, 2016 is Rs. 648.3 million and Rs. 648.3 million, respectively. The Bank recognised interest income but no interest expense or penalty for the years ended March 31, 2014 and March 31, 2015. The major income tax jurisdiction for the Bank is India. The open tax years (first assessment by the tax authorities) is pending from fiscal 2014 onwards. However, appeals filed by the Bank are pending with various local tax authorities in India for earlier tax years.

A reconciliation of the beginning and ending balance of unrecognized tax benefits is as follows:

	Year ended March 31,
	2015		2016		2016
	(In millions)
Opening balance	Rs.	648.3	Rs.	648.3	US$	9.8
Increase/(decrease) related to prior year tax positions		—		—		—

Closing balance	Rs.	648.3	Rs.	648.3	US$	9.8

The Bank’s total unrecognized tax benefits, if recognized, would reduce the income tax expense provisions by Rs. 648.3 million as of March 31, 2016 and thereby would affect the Bank’s effective tax rate.

Significant changes in the amount of unrecognized tax benefits within the next 12 months cannot be reasonably estimated as the changes would depend upon the progress of tax examinations with various tax authorities.

The Bank’s policy is to include interest and penalties related to gross unrecognized tax benefits within income taxes